Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details Textual)					1 Months Ended											4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 16, 2019 USD ($)	Apr. 12, 2019 USD ($)	Jan. 02, 2019 CNY (¥)	Sep. 01, 2017 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 18, 2018 CNY (¥)	Apr. 30, 2018 CNY (¥)	Apr. 26, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Nov. 17, 2017 EUR (€)	Aug. 25, 2017 EUR (€)	Jun. 30, 2014 EUR (€)	Oct. 31, 2011	Sep. 30, 2011	Apr. 30, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Apr. 30, 2018 USD ($)
Percentage appropriation to general reserve fund required																				10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)																				50.00%
Appropriation to general reserve fund																		¥ 501,697,000	$ 72,969,000	¥ 501,232,000
Costs in excess of billings included in accounts receivable						¥ 21,242											¥ 21,242	¥ 21,242		8,962				$ 3,090
VAT rate (as a percent)																17.00%	16.00%
Required contribution by company for each employee as a percentage on standard salary base																		20.00%	20.00%
Total amount of contributions																		¥ 126,633,000	$ 18,418,000	135,384,000	¥ 193,111,000
Period guaranteed for 90% multicrystalline PV modules of initial power generation capacity under warranty terms															10 years
Period guaranteed for 80% multicrystalline PV modules of initial power generation capacity under warranty terms															25 years
Percentage of initial power generation capacity guaranteed for 10 years for multicrystalline PV modules															90.00%
Percentage of initial power generation capacity guaranteed for 25 years for multicrystalline PV modules															80.00%
Percentage of nameplate power guaranteed for 10 years for multicrystalline PV modules under new and improved warranty terms														91.20%
Period guaranteed for 91.2 % multicrystalline PV modules of initial power under new and improved warranty terms														10 years
Percentage of nameplate power guaranteed for 25 years for multicrystalline PV modules under new and improved warranty terms														80.70%
Period guaranteed for 80.70% multicrystalline PV modules of nameplate power under new and improved warranty terms														25 years
Percentage of nameplate power guaranteed for first year for monocrystalline panda PV modules under new and improved warranty terms														98.00%
Percentage of nameplate power guaranteed for 10 years for monocrystalline panda PV modules under new and improved warranty terms														92.00%
Period guaranteed for 92.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms														10 years
Percentage of nameplate power guaranteed for 25 years for monocrystalline panda PV modules under new and improved warranty terms														82.00%
Period guaranteed for 82.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms														25 years
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																		(1,654,240,000)	$ (240,599,000)	(3,450,858,000)	(2,118,969,000)
Working Capital						11,861,466,000											¥ 11,861,466,000	11,861,466,000						1,725,178,000
Cash And Cash Equivalents Including Restricted Cash At Carrying Value						604,381,000											604,381,000	604,381,000						87,903,000
Short Term Borrowings Medium Term Notes And Long Term Debt Current						10,685,576,000											10,685,576,000	10,685,576,000						1,554,153,000
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months						2,272,952,000											2,272,952,000	¥ 2,272,952,000						330,587,000
Percentage Of Ownership Interest In Subsidiary Maximum																		100.00%	100.00%
Total prepayments to supplier						419,084,000											419,084,000	¥ 419,084,000		568,883,000				60,953,000
Deposits for the purchase of equipment						60,990,000											60,990,000	60,990,000		86,708,000				8,871,000
Restricted cash						312,536,000											312,536,000	312,536,000		342,687,000				45,456,000
Proceeds from sale of accounts receivable																					7,412,000
Loss on sale of accounts receivable																					357,000
Amount of the prepayments to suppliers reduced and reclassified to inventories																		240,912,000	$ 35,039,000	345,917,000	496,885,000
Long Term Prepayments To Suppliers						0											0	0		0	343,591,000
Government grants related to the construction of the solar power plants received																		2,700,000	393,000	3,299,000	20,981,000
Grants amortized																		56,362,000	8,198,000	49,669,000	49,362,000
Provision To Inventory Purchase Commitments																		20,199,000	2,938,000	229,048,000	10,672,000
Disposal Group, Including Discontinued Operation, Consideration						43,831,000											43,831,000	43,831,000		64,848,000	5,026,000			6,375,000	€ 4
Impairment of Long-Lived Assets Held-for-use																		0	0	2,042,198,000	1,277,373,000
Provision For Reserve For Inventory Purchase Commitments																		67,002,000	9,745,000	(82,032,000)	90,300,000	¥ 77,705,000
Revenues																		4,456,215,000	648,129,000	8,363,724,000	8,376,099,000
Notes Payable																				65,700,000
Gain (Loss) on Disposition of Assets																		19,024,000	2,767,000	8,455,000	34,339,000
Disposal Group Including Discontinued Operation Net Assets						131,666,000											131,666,000	131,666,000		56,392,000	29,313,000			19,150,000
Disposal Group, Including Discontinued Operation, Assets																				84,480,000	53,411,000
Disposal Group, Including Discontinued Operation, Liabilities																				28,088,000	82,724,000
Provision for Prepayments																				113,416,000
Customer Advances and Deposits						248,887											248,887	248,887		248,887				36,199
Retained Earnings (Accumulated Deficit)						(20,332,185,000)											(20,332,185,000)	(20,332,185,000)		(18,746,454,000)				(2,957,194,000)
Long-term Debt, Excluding Current Maturities						796,857,000											796,857,000	796,857,000		920,292,000				115,898,000
Short-term Debt						10,685,576,000											10,685,576,000	10,685,576,000		10,407,007,000				1,554,153,000
Inventory Write-down																		36,859,000	5,361,000	¥ 167,062,000	89,147,000
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months						8,008,480,000											8,008,480,000	8,008,480,000						1,164,785,000
Short Term Debt Maturities Repayments Of Interest Within Twelve Months						187,042,000											187,042,000	187,042,000						27,205,000
Unrealized Profit By Inter Company Sales																					29,332,000
Percentage Of Outstanding Medium Term Notes																				3.70%
Investment Income, Interest																		5,700,000	829,000	¥ 6,019,000	6,595,000
Short Term Debt Overdue						1,107,138,000											1,107,138,000	1,107,138,000						161,027,000
Loss Contingency, Damages Sought, Value											€ 24,064,000	€ 24,064,000	€ 1,000,000								59,000,000
Non Cash Transaction, Other Current Liabilities And Accrued Expenses Settled Against Accounts Receivable And Other Assets																		314,084,000	45,682,000	145,462,000	259,319,000
Debt Instrument, Decrease, Forgiveness																		150,690,000	$ 21,917,000
Cash and Cash Equivalents, at Carrying Value						291,845,000											291,845,000	¥ 291,845,000		378,054,000	506,642,000			42,447,000
Revenue Recognition Payment Terms																		The Company negotiated payment terms on a case by case basis and requires most of its overseas’ customers to make full payment within 30 to 90 days and domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends.	The Company negotiated payment terms on a case by case basis and requires most of its overseas’ customers to make full payment within 30 to 90 days and domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends.
Conclusion of Non Compliance of Terms of Revenue Considered Substantial																		management concluded that the contracts are not completed before the adoption date as the 5% to 10% of the revenue related to retainage is considered to be substantial.	management concluded that the contracts are not completed before the adoption date as the 5% to 10% of the revenue related to retainage is considered to be substantial.
Variable Considerations Settlement on Compliance of Revenue Retainage Percentage																		The Company also considers the situations when certain domestic customers in mainland China settle the 5% to 10% retainage, usually from one to two years, according to the sales contract as constituting variable consideration. As historically the Company has been able to the collect the full amount from the customers when the retainage period expires, the Company concludes that the variable consideration related to retainage does not have a material impact under ASC 606.	The Company also considers the situations when certain domestic customers in mainland China settle the 5% to 10% retainage, usually from one to two years, according to the sales contract as constituting variable consideration. As historically the Company has been able to the collect the full amount from the customers when the retainage period expires, the Company concludes that the variable consideration related to retainage does not have a material impact under ASC 606.
Operating Lease, Right-of-Use Asset																							¥ 15,000,000
Operating Lease, Liability																							¥ 20,000,000
Product Warranty Accrual, Current						34,376,000											34,376,000	¥ 34,376,000		39,949,000	¥ 37,462,000			5,000,000
Percentage of product replacement costs																		1.00%	1.00%
Percentage of actual claims																		1.00%	1.00%
Rate Of Penalty Charge, Percentage																		0.021%	0.021%
Accounting Standards Update 2014-09 [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest | $																			$ 1,654,240,000
Revenues | $																			$ 4,456,215,000
Retained Earnings (Accumulated Deficit)						(20,336,708,000)											(20,336,708,000)	¥ (20,336,708,000)		27,550,000
Contract Price Retainage Terms																		As a result of adopting the new accounting standard, for the sales contracts that were not complete at January 1, 2018 with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Company satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires. Revenue recognition for the Company’s other sales arrangements, including sales of solar modules, wafers, cells and revenue from generated electricity, EPC, remained materially consistent with historical practice.	As a result of adopting the new accounting standard, for the sales contracts that were not complete at January 1, 2018 with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Company satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires. Revenue recognition for the Company’s other sales arrangements, including sales of solar modules, wafers, cells and revenue from generated electricity, EPC, remained materially consistent with historical practice.
Short-term Investments [Member]
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months						920,096,000											920,096,000	¥ 920,096,000						133,822,000
Investment Income, Interest																		1,114,000	$ 162,000	2,484,000
Short-term Debt [Member]
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months						3,332,745,000											3,332,745,000	3,332,745,000						484,728,000
Short Term Debt Maturities Repayments Of Interest Within Twelve Months						331,054,000											331,054,000	331,054,000						48,150,000
Short Term Debt Overdue						3,663,799,000											3,663,799,000	3,663,799,000						$ 532,878,000
Rollover of Borrowings [Member]
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months						¥ 2,389,000,000											¥ 2,389,000,000	¥ 2,389,000,000
Subsequent Event [Member] | Debt Repayment Obligation [Member]
Loss Contingency, Damages Sought, Value										¥ 106,400,000
Subsequent Event [Member] | Principal Amount In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value										98,000,000
Subsequent Event [Member] | Unpaid Interest In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value										¥ 8,400,000
China, Yuan Renminbi [Member]
Noon buying rate RMB to $1.00						6.8755											6.8755	6.8755						6.8755	6.8755
United States of America, Dollars [Member]
Noon buying rate RMB to $1.00						1.00											1.00	1.00						1.00	1.00
Construction in Progress [Member]
Project Assets Carrying Value						¥ 35,926,000											¥ 35,926,000	¥ 35,926,000		51,096,000				$ 5,225,000
Construction Completed [Member]
Project Assets Carrying Value						¥ 424,359,000											¥ 424,359,000	¥ 424,359,000		¥ 432,648,000				$ 61,721,000
Project Assets Subsidiaries [Member]
Percentage of Wholly Owned Subsidiary						100.00%											100.00%	100.00%		100.00%	100.00%			100.00%	100.00%
Supplier Concentration Risk [Member]
Total prepayments to supplier						¥ 128,017,000											¥ 128,017,000	¥ 128,017,000		¥ 228,740,000				$ 18,619,000
Financial Institution Concentration Risk [Member]
Restricted cash						312,536,000											312,536,000	312,536,000		342,687,000
Cash and Cash Equivalents, at Carrying Value						¥ 291,845,000											¥ 291,845,000	¥ 291,845,000		¥ 378,054,000
Sales Revenue, Goods, Net [Member] | Geographic Concentration Risk For Government Incentive Programs [Member]
Percentage of concentration of risk																		91.00%	91.00%	95.00%	97.00%
Sales Revenue, Goods, Net [Member] | Five Major Accounts Receivable [Member] | Customer Concentration Risk [Member]
Percentage of concentration of risk																		20.00%	20.00%	18.90%	10.70%
Prepayment To Suppliers [Member]
Provision for Loan, Lease, and Other Losses																		¥ 20,199,000	$ 2,938,000	¥ 229,048,000	¥ 10,672,000
Accounts Receivable [Member] | Supplier Concentration Risk [Member]
Threshold percentage						10.00%											10.00%	10.00%		10.00%				10.00%	10.00%
Accounts Receivable [Member] | Five Major Accounts Receivable [Member] | Customer Concentration Risk [Member]
Percentage of concentration of risk																		26.40%	26.40%	16.40%
CHINA | Individual Financial Institutions Disclosed [Member] | Financial Institution Concentration Risk [Member]
Threshold percentage																				10.00%
Projects assets [Member]
Revenues																		¥ 34,392,000	$ 5,002,000	¥ 33,532,000	31,556,000
Depreciation, Nonproduction																		30,247,000	$ 4,399,000	30,663,000	¥ 31,847,000
Baoding Tianwei Yingli New Energy Resources Company Limited [Member]
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months						¥ 2,226,506,000											¥ 2,226,506,000	2,226,506,000						$ 323,832,000
Tianwei Yingli [Member]
Percentage Of Outstanding Medium Term Notes				3.70%
Loss Contingency, Damages Sought, Value				¥ 74,400,000																¥ 74,400,000
Tianwei Yingli [Member] | Note Holder B [Member]
Notes Payable								¥ 110,000,000								¥ 110,000,000										$ 110,000,000
Percentage Of Outstanding Medium Term Notes								6.30%	6.30%							6.30%										6.30%
Loss Contingency, Damages Sought, Value								¥ 17,300,000	¥ 110,000,000
Litigation Settlement Interest								¥ 6,700,000
Tianwei Yingli [Member] | Note Holder C [Member]
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months | $	$ 76,000,000
Notes Payable						¥ 60,000,000											¥ 60,000,000	¥ 60,000,000
Percentage Of Outstanding Medium Term Notes						3.40%	3.40%										3.40%	3.40%						3.40%	3.40%
Loss Contingency, Damages Sought, Value						¥ 76,000,000	¥ 60,000,000
Rate Of Penalty Charge, Percentage	0.021%
Tianwei Yingli [Member] | Note Holder D [Member]
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months | $		$ 318,000,000
Notes Payable					¥ 300,000,000
Percentage Of Outstanding Medium Term Notes			17.10%		17.10%
Loss Contingency, Damages Sought, Value			¥ 300,000,000		¥ 434,400,000
Rate Of Penalty Charge, Percentage		0.021%
Minimum [Member]
Standard salary base rate for medical insurance benefits (as a percent)																		6.00%	6.00%
Standard salary base rate for unemployment (as a percent)																		0.50%	0.50%
Standard salary base rate for housing fund (as a percent)																		8.00%	8.00%
Standard salary base rate for other statutory benefits (as a percent)																		0.10%	0.10%
Contracts With Retainage Percentage Witholding Payment																		5	5
Minimum [Member] | Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life																		45 years	45 years
Maximum [Member]
Standard salary base rate for medical insurance benefits (as a percent)																		11.00%	11.00%
Standard salary base rate for unemployment (as a percent)																		0.70%	0.70%
Standard salary base rate for housing fund (as a percent)																		11.00%	11.00%
Standard salary base rate for other statutory benefits (as a percent)																		1.80%	1.80%
Contracts With Retainage Percentage Witholding Payment																		10	10
Maximum [Member] | Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life																		50 years	50 years